(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of net cashflows generated from discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Net cash inflow on date of disposal	$ 0	$ 28,160	$ 0
Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Cash received from sale of the discontinued operations net of transaction costs	0	28,935
Cash sold as a part of discontinued operations	0	(775)
Net cash inflow on date of disposal	$ 0	$ 28,160